Trade and other receivables- Summary Of Trade And Other Receivables (Details) - Parent [member] € in Thousands	Dec. 31, 2021 EUR (€)
Disclosure In Entirety Of Trade Receivable [Line Items]
Trade receivables	€ 4,234
Prepayments	42,894
Total	€ 47,128